Business Combination - Schedule of Supplemental Pro Forma Information of Playa Vista (Detail) (Playa Vista [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Playa Vista [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues	$ 1,408,710
Net Income	$ 115,831